Share-based Compensation (Tables)	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Significant Assumptions Used to Estimate Fair Value of Stock Options
Expected term	3 years
Expected volatility	44.67%
Expected dividend rate	—%
Risk-free rate	2.00%

Schedule of Stock Option Activity Under the Plan

The following table summarizes stock option activity under the Company’s stock option plan:

Vested options	Options	Weighted- Average Grant-Date Fair Value per Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Vested at April 1, 2025	—	¥—
Vested	226,800	72.2
Vested at March 31, 2026	226,800	¥72.2	¥200.0	8.4

Schedule of Activity for Non-Vested Stock Options

The following table summarizes activity for non-vested stock options under the Company’s stock option plan:

Non-vested options	Number of Options	Weighted- Average Grant-Date Fair Value per Option
Non-vested at April 1, 2025	226,800	¥72.2
Vested	(226,800)	72.2
Non-vested at March 31, 2026	—